Share capital	9 Months Ended
Apr. 30, 2025
Share capital [Abstract]
Share capital
13.	Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common stock without par value.

(b)	Shares issued

Shares issued during the nine months ended April 30, 2025

On September 5, 2024, the Company issued 15,963 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.

In October 28, 2024, the Company issued 22,448 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures (Note 10).

On October 29, 2024, the Company issued 91,760 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$1.31 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), with each of former Devv Holdings shares converted to securities of the Company on a 1 to 0.152934 basis. All disclosures in these financial statements on number of shares have been accordingly converted on the same basis. 5,159,209 shares with a fair value of $3,147,117 were retained by former shareholders of the Company as consideration for the De-SPAC transaction.

On November 6, 2024, upon completion of the De-SPAC transaction (Note 4), the Company also issued:

•	2,000,000 shares with a fair value of $1,220,000 for the acquisition of 50% interest in an associate, MSP (Note 6).
•
3,000,522 shares with a fair value of $1,830,318 in settlement of accounts payable and accrued liabilities with various vendors of Devv Holdings and Devv Corp, in the amount of $10,523,400. On October 29, 2024, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the various vendors in settlement of the debt. Upon the closing of the De-SPAC transaction, the Company issued 3,000,522 replacement shares to the Focus Impact Sponsor. As Focus Impact Sponsor transferred the Sponsor Shares on behalf of the Company, and assumed the risk of the De-SPAC transaction not occurring (wherein Devv Holdings and Devv Corp would not have been obliged to compensate Focus Impact Sponsor in that eventuality), the transaction is more akin to a capital transaction per ASC 470-50-40-2, to reflect the risk undertaken by Focus Impact Sponsor in its capacity as a significant shareholder of the Company. As such the gain on settlement of $8,693,082 was recognized in equity.

•	1,694,808 shares to various parties for gross proceeds of $2,250,000, of which $20,000 remain receivable as of April 30, 2025.
•
500,000 shares with a fair value of $305,000 as a commitment fee in connection the ELOC Agreement with Helena I (Notes 7 and 17). The fair value of the shares is recognized as deferred financing costs of the Company.

•	3,249,876 shares with a fair value of $1,982,424 for the acquisition of carbon credits, and for deposits on carbon credits purchases (Note 5).

(b)	Shares issued (continued)

On November 13, 2024, the Company issued 557,290 shares with a fair value of $585,155 in consideration to Focus Impact Partners, for entering into a strategic consulting agreement (Note 17).

On December 27, 2024, the Company issued 412,478 shares with a fair value of $317,608 in settlement of accounts payable and accrued liabilities with various vendors of the Company, in the amount of $1,225,000, and recognized a gain on settlement of $907,392.

On March 17, 2025, the Company issued 166,667 shares with a fair value of $58,333 in accordance with the ELOC Agreement with Helena I (Note 7) in satisfaction of the $125,000 commitment (Note 17) upon the effectiveness of the Helena I Registration Statement.

In March 2025, the Company issued 1,606,000 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $481,530.

Shares issued during the nine months ended April 30, 2024

On August 4, 2023 the Company issued 91,760 shares for the exercise of 91,760 share purchase warrants, at an exercise price of CAD$1.31 per share.

On August 22, 2023 the Company issued 63,722 shares for the exercise of 63,722 share purchase warrants, at an exercise price of CAD$1.31 per share.

On September 22, 2023 the Company issued 25,489 shares for the exercise of 25,489 share purchase warrants, at an exercise price of CAD$1.31 per share.

(c)	Share purchase warrants

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	1,509,817	$4.25	1.85
Exercised	(180,971)	$0.97	-
Balance, July 31, 2024	1,328,846	$4.72	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	-
Exercised	(91,760)	$0.95	-
Expired	(1,038,016)	$5.67	-
Balance, April 30, 2025	22,899,057	$1.52	4.74

As at April 30, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
12,999	CAD$13.08	June 30, 2025
186,071	CAD$1.31	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,899,057
*Each warrant exercisable for 0.9692 common stock.

All of the warrants outstanding are liability classified (Note 11).

The Company has 11,224 warrants with an exercise price of CAD$6.73 to be issued as of April 30, 2025.

(d)	Options

The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	627,786	$4.01
Forfeited	(13,991)	$3.79
Granted	500,000	$0.23
Cancelled	(27,301)	$3.79
Outstanding, April 30, 2025	1,086,494	$2.28
Exercisable, July 31, 2024	334,964	$4.01
Exercisable, April 30, 2025	446,102	$3.99

As at April 30, 2025, the weighted average remaining contractual life of outstanding options is 5.15 years (July 31, 2024 – 7.09 years).

As at April 30, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
26,763	CAD$5.24	January 17, 2028	26,763
91,760	CAD$5.24	February 6, 2028	91,760
84,113	CAD$7.26	May 15, 2028	53,909
7,646	CAD$7.72	June 26, 2028	5,734
229,398	CAD$5.24	January 17, 2032	160,578
45,880	CAD$5.24	March 1, 2032	32,116
9,176	CAD$5.24	March 14, 2032	6,424
76,466	CAD$5.24	October 12, 2032	53,526
15,292	CAD$5.24	February 6, 2033	15,292
500,000	$0.23	March 26, 2030	-
1,086,494			446,102

Stock options issued during the nine months ended April 30, 2025

On March 26, 2025, 500,000 stock options with an exercise price of $0.23 and a term of 5 years was granted to officers of the Company. One-third of the options vest 12 months from grant date, and the remaining two-thirds vest monthly in 24 equal installments. The stock options are equity classified.

Stock options issued during the nine months ended April 30, 2024

No stock options were granted during the nine months ended April 30, 2024.

Share-based compensation – Options

Share-based payments relating to the vesting of options for the nine months ended April 30, 2025 was $52,855 (2024 - $572,041) and is recorded as salaries and wages on the consolidated statement of operations.

As of November 6, 2024, upon the listing of the Company’s shares on the NASDAQ, 586,494 stock options outstanding are liability classified (Note 12).

As of April 30, 2025, the total intrinsic value of options outstanding and exercisable was $Nil and $Nil, respectively. The intrinsic value of outstanding stock options is based on the company’s closing stock price on April 30, 2025.

(e)	Restricted stock units (“RSUs”)

The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	1,036,892
Granted	177,949
Outstanding, July 31, 2024	1,214,841
Granted	305,867
Forfeited	(37,541)
Outstanding, April 30, 2025	1,483,167

RSUs granted during the nine months ended April 30, 2025

On March 26, 2025, 305,867 restricted stock units were granted to an officer of the Company. 70% of the RSUs vest on grant date, the remaining restricted stock units vest in equal 15% installments annually.

RSUs granted during the nine months ended April 30, 2024

No RSUs were granted during the nine months ended April 30, 2024.

As at April 30, 2025, the Company had 1,483,167 (July 31, 2024 – 1,214,841) restricted stock units (“RSUs”) outstanding, of which 1,009,027 (July 31, 2024 – 259,988) had vested. All vested RSU’s are to be settled by December 31st of the calendar year in which the RSUs vest.

As at April 30, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
9,176	November 30, 2021	9,176
382,335	December 24, 2021	267,634
10,094	March 1, 2022	10,094
627,029	March 14, 2022	452,684
148,666	July 30, 2024	55,332
305,867	March 26, 2025	214,107
1,483,167		1,009,027

Stock-based compensation – RSU’s

Share-based payments relating to the vesting of RSUs for the nine months ended April 30, 2025 was $431,722 (2024 - $476,709) and is recorded as salaries and wages on the consolidated statement of operations.

(f)	Weighted average common shares outstanding

	Nine months ended April 30,	Nine months ended April 30,	Three months ended April 30,	Three months ended April 30,
	2025	2024	2025	2024

Net income (loss)	$(5,091,435)	$(6,828,193)	$3,522,625	$(1,717,619)

Weighted average number of shares:
Issued common shares at the beginning of the period	11,638,713	11,457,741	28,343,067	11,638,712
Effect of common shares issued during the period	10,885,479	169,120	803,206	-
Weighted average number of shares - basic	22,524,192	11,626,861	29,146,273	11,638,712
Restricted Stock Units in issuance	-	-	1,483,167	-
Weighted average number of shares - diluted	22,524,192	11,626,861	30,629,440	11,638,712

Net income (loss) per share, basic	$(0.23)	$(0.59)	$0.12	$(0.15)
Net income (loss) per share, diluted	$(0.23)	$(0.59)	$0.12	$(0.15)